Goodwill Allocated to Operating Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Amount of Goodwill	¥ 154,927	¥ 132,775	¥ 80,525
Nidec Sankyo
Goodwill [Line Items]
Amount of Goodwill	29,533	27,312	26,100
All others
Goodwill [Line Items]
Amount of Goodwill	20,101	9,922	4,504
Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys")
Goodwill [Line Items]
Amount of Goodwill	11,782
Amount of Goodwill deductible for tax purposes	727
Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys") | Nidec Sankyo
Goodwill [Line Items]
Amount of Goodwill	2,114
Amount of Goodwill deductible for tax purposes	334
Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys") | All others
Goodwill [Line Items]
Amount of Goodwill	9,668
Amount of Goodwill deductible for tax purposes	¥ 393